Share-based Payments (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-based Payments (Details) [Line Items]
Shares issued (in Shares)		700,000
Cancelled (in Shares)	787,999
Ordinary shares (in Shares)	9,090
Unissued ordinary shares (in Shares)	3,240,000
Weighted average contractual life	14 months 18 days	21 months 12 days
Placement options (in Shares)		840,000
Share-based payments expense (in Dollars)	$ 138,012	$ 826,769
Discount of percentage		2000000.00%
Minimum [Member]
Share-based Payments (Details) [Line Items]
Exercise prices	$ 0.6	$ 0.1
Maximum [Member]
Share-based Payments (Details) [Line Items]
Exercise prices	1.5	$ 1.6
Manager [Member]
Share-based Payments (Details) [Line Items]
Shares issued (in Shares)		140,000
Options Outstanding [Member] | Minimum [Member]
Share-based Payments (Details) [Line Items]
Exercise prices	0.6	$ 0.1
Options Outstanding [Member] | Maximum [Member]
Share-based Payments (Details) [Line Items]
Exercise prices	$ 1.5	$ 1.6